[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6097
billbelitsky@paulhastings.com


February 4, 2010


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 963 (the "Trust")
         (File No. 811-02754)


Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Van Kampen Global Expansion Portfolio, Series 1. The Trust's portfolio will consist of a portfolio of closed-end investment companies ("closed-end funds"), exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") that invest in stocks, fixed income securities and alternative/non-traditional asset classes. The type of portfolio, structure and operation of the Trust will be substantially similar to Van Kampen Unit Trusts, Series 786 (Ibbotson Alternatives Allocation Portfolio 2008-3) which was also sponsored by the Depositor and was declared effective by the Commission on August 21, 2008 (Registration No. 333-152179) and contained a portfolio which also included closed-end funds, ETFs and ETNs. Additionally, the type of portfolio, structure and operation of the Trust will be substantially similar to Van Kampen Unit Trusts, Series 827 (Van Kampen ETF Allocation Portfolio, Series 1) which was also sponsored by the Depositor and was declared effective by the Commission on December 10, 2009 (Registration No. 333-152179) and contained a portfolio which included ETFs and ETNs. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with Van Kampen Unit Trusts, Series 786, referenced above, and like that series, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of ETFs organized as open-end funds.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of ETFs organized as open-end funds, as noted above.

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in mid- to late March of 2010.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Mr. Vincent J. Di Stefano of the Commission Staff has reviewed the Depositor's filings for prior series of Van Kampen Unit Trusts. Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ Bill Belitsky
Bill Belitsky

for PAUL, HASTINGS, JANOFSKY & WALKER LLP